Share-Based Compensation - Assumptions used to Determine Fair Value of Share Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, minimum	2.20%	3.62%
Risk-free interest rate, maximum	3.30%	3.92%
Expected volatility, minimum	41.30%	45.51%
Expected volatility, maximum	43.62%	46.99%
Expected life of option (years)	10 years	10 years
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value per ordinary share	$ 1.04	$ 1.61
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value per ordinary share	$ 1.47	$ 3.30